SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES	12 Months Ended
Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES
SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES

2.1 — Basis of Presentation

The Company’s Consolidated Financial Statements have been prepared in accordance with and are in compliance with International Financial Reporting Standards (IFRS) issued by International Accounting Standards Board (IASB).

The preparation of the Consolidated Financial Statements in accordance with IFRS requires Management to make accounting estimates. The areas that involve judgment or use of estimates significant to the Consolidated Financial Statements are stated in Note 2.17. The Consolidated Financial Statements have been prepared using historical cost as its basis, except for the valuation of certain financial instruments, which are measured at fair value.

The Company adopted all applicable standards and revisions of standards and interpretations issued by the IASB or the IFRS Interpretations Committee that are effective as of December 31, 2024.

a) Investments in Subsidiaries

The Company’s consolidated financial statements include the financial statements of Gerdau S.A. and all its subsidiaries. The Company controls an entity when it is exposed or has the right to variable returns arising from their involvement with the entity and has the ability to affect those returns due to the power exercised over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases.

Third parties’ interests in equity and net income of subsidiaries are reported separately in the consolidated balance sheet and in the consolidated statement of income, respectively, under the account “Non-controlling interests”.

For business combinations, the assets, liabilities, and contingent liabilities of a subsidiary are reported at their respective fair value on the date of acquisition. Any excess of the acquisition cost over the fair value of the identifiable net assets acquired is recorded as goodwill. When the acquisition cost is less than the fair value of the net assets identified, the difference is recorded as a gain in the statement of income for the year in which the acquisition took place. The non-controlling interests are presented based on the proportion of the fair value of the identified assets and liabilities acquired. Intercompany transactions and balances are eliminated in the consolidation process. Gains or losses resulting from transactions among consolidated entities of the Company are also eliminated.

b) Investments in Joint ventures and Associate companies

Joint ventures are those in which the control is held jointly by the Company and one or more partners. An associate company is one in which the Company exercises significant influence, but over which it does not have control. Investments in joint ventures and associate companies are recorded under the equity accounting method.

c) Equity in Earnings of Unconsolidated Companies

According to this method, investments are recognized in the consolidated balance sheet at acquisition cost and are adjusted subsequently based on the Company’s share in the earnings and in other changes in the net assets of the Associates and Joint Ventures. The balances of the investments can also be reduced due to impairment losses. Furthermore, dividends received from these companies are recorded as reductions in the value of the investments.

2.2 —Foreign Currency Translation

a) Functional and Reporting Currency

The functional currency of an entity is the currency of the primary economic environment where it operates. The Consolidated Financial Statements are presented in Brazilian Reais (R$), which is the functional and reporting currency of the Company. The functional currencies of the subsidiaries located in other countries are the currencies of the respective countries, with the conversion to Reais being carried out as disclosed in items b) and c) below. All balances were rounded to the nearest thousand, unless otherwise stated.

b) Transactions and Balances

For purposes of the Consolidated Financial Statements, the balances of each subsidiary of the Company are converted into Brazilian reais, which is the functional currency of the Company and the reporting currency of its Consolidated Financial Statements, at the exchange rates at the dates of the transactions.

c) Translation of financial statements in foreign currency

The results of operations and financial position of all subsidiaries included in the consolidated financial statements, along with equity investments, which have functional currencies different from the Company’s reporting currency are translated into the reporting currency as follows:

i)	Asset and liability balances are translated at the exchange rate in effect at the balance sheet date;
ii)	Income and expenses are translated using the average monthly exchange rates for the year;
iii)	Translation gains and losses resulting from the above methodology are recognized in Equity, in the Statement of Comprehensive Income, in the account named “Other reserves - Cumulative translation adjustment”; and
iv)	The amounts presented in the cash flow are extracted from the converted changes in assets, liabilities and results.

d) Hyperinflation in Argentina

Since July 2018, Argentina has been considered a hyperinflationary economy due to its accumulated inflation in the previous three years above 100%, thus, the application of the accounting and disclosure standard in a highly inflationary economy (IAS 29) has been required. According to IAS 29, the non-monetary assets and liabilities, shareholders’ equity and income statement of subsidiaries operating in highly inflationary economies are adjusted by the change in the general purchasing power of the currency, applying a consumer price index and their values are shown in the monetary unit of measurement at the end of the year. As a result of the above, the Company has applied the IAS 29 concepts to its subsidiaries in Argentina, which effects are presented in the line of Exchange variations, net in the income statement.

2.3 — Financial Assets

At initial recognition, a financial asset is classified as measured at amortized cost, at fair value through profit or loss or at fair value through other comprehensive income. Financial assets are not reclassified after initial recognition, unless the Company changes the business model for the management of financial assets. The Company performs an evaluation of the business model objective in which a financial asset is held in the portfolio because this better reflects the way in which the business is managed.

a) Financial assets at amortized cost

These assets are measured subsequently to initial recognition at the amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized directly in income. Any gain or loss on derecognition is recognized on statement of income.

b) Financial assets measured at fair value through profit or loss

These assets are measured subsequently to initial recognition at the fair value. The net result, including interest, is recognized directly in income.

c) Financial assets measured at fair value through other comprehensive income

These assets are measured subsequently to initial recognition at fair value. Interest income calculated using the effective interest method, exchange gains and losses and impairment are recognized in the statement of income. Other net results are recognized in other comprehensive income. In derecognition, the accumulated result in other comprehensive income is reclassified to the statement of income.

d) Impairment of financial assets

The Company measures the impairment of financial assets in an amount equal to the Expected credit loss. In determining whether the credit risk of a financial asset has increased significantly since the initial recognition and in estimating the expected credit losses, the Company considers reasonable and supportable information that is significant and available without undue cost or effort. This includes quantitative and qualitative information and analysis, based on the Company’s historical experience, credit assessment and considering forward-looking information. The impairment loss of financial assets was calculated based on the credit risk analysis, which includes the historical losses, the individual situation of the clients, the situation of the economic group to which they belong, the real guarantees for the debts and the evaluation of the legal advisors and is considered sufficient to cover possible losses on amounts receivable, in addition to a prospective assessment that takes into account the change or expectation of change in economic factors that affect expected credit losses, which will be determined based on probabilities weighted. The Company presents the impairment of the financial assets in the Statement of Income in the line of Impairment of financial assets.

e) Derecognition

The Company derecognizes a financial asset when expire the contractual rights of the cash flows of the asset, or when the Company transfers the contractual rights of that cash flows in a transaction in which substantially all the risks and benefits of the financial asset are transferred or in which the Company neither transfers nor maintains substantially all the risks and benefits of the financial asset and also does not retain control over the financial asset.

f) Offset

Financial assets and liabilities are offset and the net amount presented in the balance sheet when, and only when, the Company currently has a legally enforceable right to offset the amounts and intends to settle them on a net basis or to realize the asset and settle the liability simultaneously.

g) Financial Instruments

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as measured at fair value through profit or loss: it is maintained within a business model whose objective is to maintain financial assets to receive contractual cash flows; and its contractual terms generate, at specific dates, cash flows that are related only to payment of principal and interest outstanding amounts.

A debt instrument is measured at fair value through other comprehensive income if it meets both of the following conditions and is not designated as measured at fair value through profit or loss: it is maintained within a business model whose objective is achieved both by receipt of contractual cash flows and sale of financial assets; and its contractual terms generate, on specific dates, cash flows that are only payments of principal and interest on the outstanding principal amount. In the initial recognition of an investment in an equity instrument that is not held for trading, the Company may irrevocably choose to present subsequent changes in the fair value of the investment in other comprehensive income. This choice is made investment by investment.

The Company performs an evaluation of the business model objective in which a financial asset is held in the portfolio because this better reflects the way in which the business is managed, and the information is provided to Management. The information considered includes: the policies and objectives stipulated for the portfolio and the practical operation of those policies. They include the question of whether Management’s strategy focuses on obtaining contractual interest income, maintaining a certain interest rate profile, matching the duration of financial assets with the duration of related liabilities or expected outflows of cash, or the realization of cash flows through the sale of assets; how the performance of the portfolio is evaluated and reported to the Company’s Management; the risks that affect the performance of the business model (and the financial asset held in that business model) and the manner in which those risks are managed; the frequency, volume and timing of sales of financial assets in prior periods, the reasons for such sales and their expectations about future sales.

h) Evaluation on whether contractual cash flows are only payments of principal and interest

For the purposes of this valuation, the ‘principal’ is defined as the fair value of the financial asset at the initial recognition. ‘Interest’ is defined as a consideration for the time value of money and for the credit risk associated with the principal amount outstanding over a given period of time and for the other underlying risks and costs of borrowing (e.g. liquidity risk and costs administrative costs), as well as a profit margin.

The Company considers the contractual terms of the instrument to assess whether contractual cash flows are only principal and interest payments. This includes assessing whether the financial asset contains a contractual term that could change the timing or value of the contractual cash flows so that it would not meet that condition. In making this assessment, the Company considers: contingent events that modify the value or the time of cash flows; terms that may adjust the contractual rate, including variable rates; the prepayment and the extension of the term; and terms that limit the Company’s access to cash flows of specific assets (for example, based on the performance of an asset).

The prepayment is consistent with the principal and interest payments criterion if the prepayment amount represents, for the most part, unpaid principal and interest amounts on the outstanding principal amount - which may include additional compensation on the early termination of the contract.

2.4 — Inventories

Inventories are measured at the lower of historical cost of acquisition or production and net realizable value. The acquisition and production costs include transportation, storage and non-recoverable taxes.

Net realizable value is the estimated sale price in the ordinary course of business less the estimated costs of completion and directly related selling expenses. Information regarding the allowance for adjustments to net realizable value is presented in Note 6.

2.5 — Property, Plant and Equipment

Property, plant and equipment are stated at historical cost, monetarily adjusted when applicable, less depreciation, except for land, which is not depreciated. The Company recognizes monthly to the construction costs of qualified assets, which are assets that, necessarily, require a substantial period of time to be finished for its intended use, the borrowing costs as part of the acquisition cost of the property, plant and equipment under construction based on the following capitalization criteria: (a) the capitalization period begins when the property, plant and equipment item is under construction in process and the capitalization of borrowing costs ceases when the asset is available for use; (b) borrowing costs are capitalized considering the weighted average rate of loans existing on the capitalization date or a specific rate, in the case of loans for the acquisition of property, plant and equipment; (c) borrowing costs capitalized do not exceed the interest expenses during the capitalization period; and (d) capitalized borrowing costs are depreciated considering the same criteria and useful life determined for the property, plant and equipment item to which it was capitalized.

Depreciation is calculated under the straight-line method at rates that take into consideration the estimated useful life of the asset, its level of utilization and the estimated residual value of the asset at the end of its useful life. The estimated residual value and useful life of the assets are reviewed and adjusted, if necessary, at each year-end.

Subsequent costs are added to the carrying amount of property, plant and equipment or recognized as a specific item, as appropriate, only if the economic benefits associated to these items are probable and the amounts can be reliably measured. The carrying amount of replaced items is written-off. Other repairs and maintenance are recognized directly in income when incurred.

Exploration expenditures are recognized as expenses until the technical feasibility and commercial viability of mining activity is established and thereafter subsequent costs are capitalized. Costs for the development of new iron ore reserves or to expand the capacity of operating mines are capitalized and amortized based on the amount of iron ore extracted. Stripping costs (costs associated with removal of waste and other residual materials) incurred during the development phase of a mine, before production phase, are registered as part of the depreciable cost of asset. Subsequently, these costs are depreciated over the useful life of the mine. Spending on waste removal, after the start of production of the mine, are treated as production costs. Depletion of mines is calculated based on units of production.

The net book value of property, plant and equipment items is immediately impaired to its recoverable amount when the residual balance exceeds the recoverable amount.

2.6 — Goodwill

Goodwill represents the excess of the acquisition cost over the fair value net of the assets acquired, liabilities assumed and identifiable contingent liabilities of a subsidiary, joint venture, or associate company, at the respective acquisition date.

Goodwill is recorded as an asset and recorded under “Goodwill” account. Goodwill is not amortized and is subject to impairment tests annually or whenever there are indications of potential impairment. Any impairment loss is recorded as an expense in the income statement and cannot be reversed. Goodwill is allocated to the operating segments, which represents the lowest level at which goodwill is monitored by management.

Goodwill that forms part of the carrying amount of an investment in an associate or a joint venture is not separately recognized. The entire carrying amount of the investment in associate or joint venture is tested for impairment as a single asset, by comparing its recoverable amount (higher of value in use and fair value less costs to sell) with it carrying amount.

When a subsidiary, joint venture or associate is sold, goodwill is included in the determination of gains and losses on disposal.

2.7 — Other Intangible Assets

Other intangible assets are stated at acquisition cost, less accumulated amortization and impairment losses, when applicable. Intangible assets consist mainly of assets which represent the capacity to generate economic benefits from companies acquired based on relationships with customers and suppliers, software and others. Software development expenditures are capitalized when all aspects of the standard are met, in particular, the technical feasibility of completing the asset so that it is available for use.

Intangible assets with definite useful lives are amortized taking into consideration their actual use or a method that reflects their consumption of economic benefits. The net book value of intangible assets is impaired immediately to its recoverable value when the residual balance exceeds the recoverable amount (Note 2.8).

Intangible assets acquired in a business combination are recorded at fair value, less accumulated amortization and impairment losses, when applicable. Intangible assets that have a defined useful life are amortized over their useful lives using an amortization method that reflects the period of economic benefit use of the intangible asset to record amortization through the period of use of that intangible and is recorded in the cost of sales account. The intangible relationship with customers and suppliers is amortized based on an accelerated method that considers the expected future economic benefit provided over time by these new acquired customers and suppliers. Mining exploration rights are classified as Other intangible assets.

The Company reviews the amortization period and amortization method for its intangible assets with definite useful lives at the end of each year.

2.8 — Provision for Impairment of Assets and Reversal of Impairment

At each balance sheet date, the Company performs an assessment to determine whether there is evidence that the carrying amount of long-lived assets might be impaired. If such evidence is identified, the recoverable amount of the assets is estimated by the Company. The recoverable amount of an asset is determined as the higher of: (a) its fair value less estimated costs to selling and (b) its value in use. The value in use is measured based on discounted cash flows (before taxes) derived from the continuous use of the asset until the end of its estimated useful life. Regardless of whether or not there is any indication that the carrying amount of the asset may be impaired, the balances of goodwill arising from business combinations and intangible assets with indefinite useful lives are tested for impairment at least once a year in December.

When the carrying amount of the asset exceeds its recoverable amount, the Company recognizes a reduction in the book value of the asset (Impairment). The reduction to the recoverable amount of the asset is recorded as an expense. Goodwill impairment, after recognized, is not allowed to be reversed, even if circumstances that resulted in the impairment changes. Other assets impairment may be reversed if circumstances that resulted in the impairment no longer exists, but in these circumstances the reversal of impairment is limited to the residual depreciated balance of the asset at the time of the reversal, determined as if the impairment had not been recorded.

The Company does not believe there is a reasonable likelihood that a material change in the estimates or assumptions used to calculate long-lived asset impairment losses may occur. However, if actual results are not consistent with estimates and assumptions used in estimating future cash flows and asset fair values, the Company may be exposed to losses that could be material.

2.9 — Financial Liabilities and Equity Instruments

a) Financial liabilities

Financial liabilities are classified as amortized cost or at fair value through profit or loss. A financial liability is classified as fair value through profit or loss if it is classified as held for trading, it is a derivative, or it is designated as such at initial recognition. Financial liabilities measured at fair value through profit or loss are measured at fair value and the net result, including interest, is recognized in the income statement. Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expense, exchange gains and losses are recognized in income.

b) Derecognition

The Company derecognizes a financial liability when its contractual obligation is withdrawn, canceled, or expired. The Company also derecognizes a financial liability when the terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value. In the derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in the income statement.

c) Derivative Instruments and hedging

The Company enters into derivative financial instruments mainly to manage its exposure to fluctuation in interest rates and exchange rates. The Company measures its derivative financial instruments, based on quotations obtained from market participants, at fair value at the balance sheet date.

Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash flow hedge or a net investment hedge are recorded in the statement of comprehensive income.

The Company assesses, both at the beginning of hedge coverage and on an ongoing basis, whether the derivatives used in hedge transactions are highly effective in offsetting changes in the fair value or cash flows of hedged items. When a cash flow hedge instrument is sold, terminated, expired or exercised, the hedge is discontinued prospectively, but the cumulative unrealized gain or loss is recognized in the comprehensive income statement. The cumulative gain and loss is transferred from the comprehensive income and recognized in the income statement when the hedged transaction is recognized in the statement of income. When no more than one transaction is expected to occur, the accumulated gain or loss is immediately transferred to the income statement. In cases of net investment hedges, the amount recorded in the statement of comprehensive income is written off and recognized in the statement of income when the disposal of the hedged investment occurs. In addition, changes in the fair value of financial instruments not characterized as hedges are recognized in the line of (Loss) Gains on financial instruments, net, in the statement of income.

d) Equity instruments

The equity component is initially recognized by the difference between the fair value of the compound financial instrument as a whole and the fair value of the liability component. Any directly attributable transaction costs are allocated to the liability and equity components in proportion to their initial carrying amounts.

2.10 — Current and Deferred Income and Social Contribution Taxes

Current income and social contribution tax expense is calculated in conformity with enacted tax rate in effect at the balance sheet date in the countries where the Company’s subsidiaries, associates and joint venture operate and generate taxable income. Management periodically evaluates positions taken in relation to tax matters which are subject to interpretation and recognizes a provision when there is an expectation of payment of income tax and social contribution in accordance with the tax bases. The expense for income tax and social contribution taxes comprises current and deferred taxes. Current tax and deferred tax are recognized in income unless they are recognized for a business combination, or for items directly recognized in equity through other comprehensive income.

Current tax is the estimated tax payable or receivable on the taxable income or loss for the year, at the tax rates effective at the balance sheet date. Deferred income tax and social contribution are recognized in its total on the differences generated between assets and liabilities recognized for tax purposes and corresponding to amounts recognized in the Financial Statements. However, deferred income and social contribution taxes are not recognized arising from the initial recognition of assets and liabilities in a transaction other than a business combination and that do not affect the tax basis. Income and social contribution taxes are determined based on tax rates (and laws) effective at the balance sheet date and applicable when the respective income and social contribution taxes is paid. Deferred income and social contribution tax assets are recognized only to the extent that it is probable that there will be taxable income for which the temporary differences can be used, and tax losses can be compensated and are presented in the balance sheet on a net basis in assets or liabilities, based on the balance of each subsidiary.

Deferred tax assets recorded for tax loss carryforwards are supported by projections of taxable income based on technical feasibility studies submitted annually to the Board of Directors of the Company and its subsidiaries, when applicable. These studies consider historical profitability of the Company and its subsidiaries, expectations of continuous profitability and estimates of the recovery of deferred tax assets over future years. Other deferred tax assets arising from temporary differences, mainly tax provision, are recognized according to their estimate of realization. Deferred income tax and social contribution assets are reviewed at each reporting date and will be reduced to the extent that their realization is not more likely than not based on future taxable income.

The Company recognizes a provision for tax matters only if a past event gives rise to a present obligation. The Company determines whether a present obligation exists at the end of the year considering all available evidence, including, for example, the opinion of legal advisors. The Company also considers whether it is more likely than not that there will be an outflow of assets and whether a reliable estimate can be made.

2.11 — Employee Benefits

The Company has several employee benefit plans including pension and retirement plans, health care benefits, profit sharing, bonus, and share-based payment, as well as other retirement and termination benefits. The main benefit plans granted to the Company’s employees are described at Notes 21 and 26.

The actuarial obligations related to the pension and retirement benefits and the actuarial obligations related to the health care plans are recorded based on actuarial calculations performed every year by independent actuaries, using the projected unit credit method, net of the plan assets, when applicable, and the related costs are recognized over the employees’ service period. Any employee benefit plan surpluses are also recognized up to the probable amount of reduction in future contributions by the Company.

Actuarial remeasurement arising from adjustments and changes in actuarial assumptions of the pension and retirement benefit plans and actuarial obligations related to the health care plan are recognized directly in the Statement of Comprehensive Income as described in Note 21.

In accounting for pension and post-retirement benefits, several statistical and other factors that attempt to anticipate future events are used to calculate plan expenses and liabilities. These factors include discount rate assumptions, return on plan assets, future increases in health care costs, and rate of future compensation increases. In addition, the Company and its actuary use other factors whose measurement involves judgment are used such as withdrawal, turnover, and mortality rates. The actuarial assumptions used by the Company may differ materially from actual results in future periods due to changing market and economic conditions, regulatory events, judicial rulings, higher or lower withdrawal rates, or longer or shorter participant life spans. The disclosures of relevant assumptions and estimates related to this matter are described in Note 21.

2.12 — Other Current and Non-current Assets and Liabilities

Other current and non-current assets and liabilities are recorded at their realizable amounts (assets) and at their known or estimated amounts plus accrued charges and monetary adjustments (liabilities), when applicable.

2.13 — Related-Party Transactions

Loan agreements between the entities in Brazil and abroad are adjusted by contractual financial charges plus foreign exchange variation, when applicable. These contracts have an expiration date, with the possibility of extension of time by agreement between the parties. Sales and purchases of raw materials and products are made under terms and conditions contractually established between the parties.

2.14 — Dividends and Interest on equity

The bylaws of Gerdau S.A. require dividends of not less than 30% of the annual net income adjusted by 5% representing the constitution of legal reserve, and the constitution of tax incentives reserve; therefore, Gerdau S.A. records a liability at year-end for the minimum dividend amount that has not yet been paid during the year up to the limit of the mandatory minimum dividend described above. Brazilian Law 9,249/95 provides that a company may, at its sole discretion, consider dividends distributions to shareholders to be considered as interest on own capital, subject to specific limitations, which has the effect of a taxable deduction in the determination of income tax and social contribution. The limitation is the greater of (i) shareholders’ equity multiplied by the TJLP (long-term Interest Rate) rate or (ii) 50% of the net income in the fiscal year. This expense is not recognized for the purpose of preparing the financial statements and therefore does not impact net income.

2.15 — Revenue Recognition

Net sales are presented net of taxes and discounts. The significant judgment made by the Company is presented in Note 2.17 and regarding revenue recognition it considers that such recognition is derived from the sole performance obligation to transfer its products or services in accordance with contracts and commercial agreements. The transfer of control and the fulfillment of the Company’s performance obligation occur at the same time, at which time the revenue of sale of goods and services is recognized by the Company. It is also considered that the buyer obtains the benefits of the acquisitions, the potential cash flows, and the amount of revenue (transaction price) can be reliably measured, and the consideration must be transferred, meaning that the Company is likely to receive the consideration to which it is entitled in exchange for the products or services.

For the Company’s operations, generally the revenue recognition criteria are met when its products are delivered to its customers (CIF term) or to a carrier that will transport the goods to its customers (FOB term) and these are the times when the Company has generally fulfilled its performance obligations. Revenue is measured by the transaction price of the consideration received or receivable, an amount to which the Company expects to be entitled.

The Company’s products follow industry production standards for its applications. Historically, only a small portion of the Company’s products are returned or have claims filed against the sale as result of quality complaints or other problems. Claims may be one of the following: product shipped and billed to an end customer that did not meet industry quality standards, such as physical defects in the goods, goods shipped to the wrong location or goods shipped outside acceptable time parameters. The Company estimates the consideration for such claims and reduces the amount of revenue recognized.

The warranties and claims arise when the product fails on the criteria mentioned above. Sales-related warranties associated with the goods cannot be purchased separately and they serve as an assurance that the products sold comply with agreed specifications. Accordingly, the Company accounts for warranties in accordance with IAS 37. Warranties and claims represent immaterial amounts to the Company.

2.16 — Investments in Environmental Protection and Environmental liabilities

Environmental costs that relate to current operations are expensed or capitalized as appropriate. Environmental costs that relate to an existing condition caused by past operations, and which do not contribute to current or future revenue generation or cost reduction are recorded as expense. Liabilities are recorded when environmental assessments or remedial efforts are probable, and the cost can be reasonably estimated based on discussions with the environmental authorities and other assumptions significant to the nature and extent of the remediation that may be required. The ultimate cost to the Company is dependent upon factors beyond its control such as the scope and methodology of the remedial action requirements to be established by environmental and public health authorities, new laws or government regulations, rapidly changing technology, and the outcome of any potential related litigation. Environmental liabilities are adjusted to present value when the aggregate amount of the obligation and the amount and timing of cash disbursements are established or can be reliably estimated.

2.17 — Use of Judgements and Estimates

The preparation of the Consolidated Financial Statements requires estimates to record certain assets, liabilities, and other transactions. To make these estimates, Management uses the best information available on the date of preparation of the Consolidated Financial Statements and the experience of past and/or current events, also considering assumptions related to future events. As such, the Consolidated Financial Statements include estimates with respect to estimates referring mainly to revenue recognition (Note 2.15), the recoverable amount of goodwill and long-lived assets (Note 29), with respect to the need and the amount of provisions for tax, civil and labor claims (Note 19), recoverability of deferred tax assets (Note 8), estimates in selecting interest rates, return on assets, mortality tables and expectations for salary increases (Note 21), and long-term incentive plans through the selection of the valuation model and rates (Note 26). Actual results could differ from those estimates.

2.18 — Business Combinations for the Financial Statements

a) Step-acquisitions in which control is obtained

When a business combination is achieved in stages, the interest previously held by the Company in the acquired entity is remeasured at fair value at acquisition date (i.e. the date when the Company acquires the control) and the resulting gain or loss, if any, is recognized in profit or loss. Amounts related to the Company’s interest in the acquired company before the acquisition date, and that were recognized in “Other comprehensive income,” are reclassified to profit or loss, where such treatment would be appropriate if that interest were disposed of.

b) Acquisitions in which control is obtained initially

Acquisitions of businesses are accounted for under the acquisition method. The cost of the acquisition is measured at the fair values (at the date of the transaction) of the assets transferred, liabilities incurred or assumed, and equity instruments issued by the Company in exchange for control of the acquired business entity. The acquiree’s identifiable assets, liabilities and contingent liabilities are recognized at their fair values at the acquisition date. The interest of non-controlling shareholders in the acquiree is initially measured at its proportion of the net fair value of the assets, liabilities and contingent liabilities recognized. Expenses related to the acquisition are recognized in the income statement when incurred.

c) Increases/decreases in non-controlling interests

Subsequent increases/decreases in interest in subsidiaries, after the Company has obtained control, are treated as acquisitions/reductions of shares from non-controlling shareholders. The identifiable assets and liabilities of the acquired entity are not subject to a further revaluation and the positive or negative difference between the cost of such subsequent acquisitions/reductions and the net amount disbursed/received from the Company’s proportional portion is recorded in equity.

d) Loss of control of a subsidiary

When control of a subsidiary is lost because of a transaction, event or other circumstance, the Company derecognizes all assets, liabilities and non-controlling interests at their carrying amount. Any retained interest in the former subsidiary is recognized at its fair value at the date that control is lost. This fair value is reflected in the calculation of the gain or loss on disposal attributable to the parent and becomes the initial carrying amount for subsequent accounting for the retained interest.

2.19 — Segment Information

The bodies responsible for making operational decisions, allocating resources, and evaluating performance include the Board of Executive Officers and the Board of Directors. The information presented to the senior management with the respective performance of each segment is derived from the records kept in accordance with IFRS, with some reallocations between the segments.

The Company’s segments are as follows: Brazil Segment (includes operations of steel and iron ore in Brazil, except Special Steel), North America Segment (includes all operations in North America, including the joint venture in Mexico, with the exception of Special Steel), South America Segment (includes all operations in South America, except) and Special Steel Segment (including special steel operations in Brazil and in the United States and the joint venture in Brazil).

2.20 — Earnings per Share

The tables presented in Note 24 reconcile net income to the amounts used to calculate basic and diluted earnings per share. The Company has no instruments considered antidilutive that should be excluded from the calculation of diluted EPS.

The calculation of basic EPS has been based on the profit attributable to shareholders and weighted-average number of shares outstanding. The calculation of diluted EPS has been based on the profit attributable to shareholders and weighted-average number of shares outstanding after adjustment for the effects of all dilutive potential shares.

2.21 — Long-term incentive plans

The Company settles its long-term incentive plans by delivering its own shares, which are held in treasury until the exercise of the options by the employees. Additionally, the Company granted the following long-term incentive plans: Restricted Shares and Performance Shares, as presented in Note 26.

2.22 — Leasing Operations

The Company, as a lessee, recognizes a right-of-use asset that represents its right to use the leased asset and a lease liability that represents its obligation to make lease payments. Exemptions are available for short-term leases and low-value items. The Company recognizes new assets and liabilities for its operating leases. The Company recognizes a depreciation of rights of use assets and financial expense on lease obligations. Variable elements of payments related to leases (such as, for example, a lease for machinery and/or equipment with parts of payments based on the productivity of the asset) are not considered in the calculation of the liability, being recorded as operating expense. The discount rates used by the Company were obtained in accordance with market conditions.

2.23 — Tax Claims

The Company and its subsidiaries are party in judicial and administrative proceedings involving tax matters, as disclosed in Note 19. In note 2.17, the Company discloses that provisions for tax liabilities require the use of judgments and estimates.

The Company discloses different taxes related to indirect taxes (ICMS, IPI, PIS and COFINS) and they fall into the scope of IAS 37, which establishes that a liability is a present obligation of the entity arising from past events and the settlement of which is expected to result in an outflow from the entity of resources embodying economic benefits. In these tax discussions, past events give rise to present obligations, which based on all available evidence, resulted in a more likely than not present obligation. Contingent liabilities are not recognized, since the possibility of an outflow of resources embodying economic benefits is not more likely than not. Since contingent liabilities may develop in a way not initially expected, they are assessed continually to determine whether an outflow of resources embodying economic benefits has become probable. If it becomes probable that an outflow of future economic benefits will be required for an item previously dealt with as a contingent liability, a provision is recognized in the financial statements of the period in which the change in probability occurs.

Contingent liabilities disclosures related to income taxes (IRPJ and CSLL) also fall into the scope of IAS 37, while tax provisions related to income taxes fall into the scope of IAS 12. Management considers the guidance in IFRIC 23, with the assistance of its legal advisors, to record tax provisions in accordance with applicable laws and appropriately considers uncertainties over income taxes for purposes of recognition and measurement. The assessment provided by the Company in these cases considers whether it is probable that a taxation authority will accept an uncertain tax treatment, and a provision is recognized when the uncertain income tax treatment is no longer probable that it will be accepted by the taxation authority. During every fiscal year, the Company reassess its judgment and estimates to check if the facts and circumstances on which the judgment or estimate was based changed as a result of new information that affects the judgment or estimate.

2.24 — Trade accounts payable (domestic market, debtor risk and imports)

Trade accounts payable balances are obligations payable for the acquisition of goods or services in the normal course of business, being classified as current liabilities due to maturity of up to one year in the Balance Sheet and in the Cash Flow variations are presented as an increase or decrease in trade accounts payable. These amounts are initially recognized at fair value and subsequently measured at amortized cost.

The Company offers its suppliers the option of receiving payment through a debt risk transaction with financial institutions. The debt risk transaction is a supplier financing agreement in which the financial institution settles the amounts that the Company owes to its suppliers and the Company agrees to pay the financial institution in accordance with the terms and conditions of the agreement. The transfer of the right to receive the Company’s securities, at the supplier’s discretion, does not change the payment term nor does it imply the payment of interest by the Company, since the financial cost of such transfer is the supplier’s responsibility.

In import operations of coal and other raw materials abroad, the supplier may request the issuance of a letter of credit or similar risk mitigation instrument to ship the products, being the costs associated with issuing the letter of credit recognized as a financial expense.

The breakdown of trade accounts payable balances is presented in Note 14.

2.25 — Assets held for sale

The Company presents balances of investments in companies offered for sale in a specific line item in the Balance Sheet, called Assets held for sale, until the conclusion of the sale transaction, when their book value is recoverable, mainly through a sale and when such sale is highly probable. The Company measures assets classified as held for sale at the lesser of their carrying amount and fair value less costs to sell.

The Company presents the balances of investments in the joint ventures in Colombia and the Dominican Republic held for sale in a specific line of the Balance Sheet, called Assets held for sale, until the conclusion of the sale transaction, which is expected to be completed within the first half of 2024, when the usual conditions precedent in transactions of this nature are met.

2.26 — New IFRS and Interpretations of the IFRIC (International Financial Reporting Interpretations Committee)

The issued and/or reviewed IFRS standards made by the IASB that are effective for the year started in 2024 had no impact on the Company’s Financial Statements. In addition, the IASB issued/reviewed some IFRS standards, which have mandatory adoption for the year 2025 and/or after, and the Company is assessing the adoption impact of these standards in its Consolidated Financial Statements.

- Amendment to IAS 21 – Lack of Exchangeability. It clarifies aspects related to accounting treatment and disclosure when a currency lacks exchangeability into another currency. This amendment to the standard is effective for fiscal years beginning on/or after January 1, 2025. The Company does not expect material impacts on its Financial Statements.

- Issuance of IFRS 18 – Presentation and Disclosure in Financial Statements. It will replace IAS 1 – Presentation of Financial Statements, introducing new requirements that will help achieve comparability of the financial performance of similar entities and provide more relevant information and transparency to users. Although IFRS 18 does not impact the recognition or measurement of items in financial statements, its impacts on presentation and disclosure are expected to be widespread, in particular those related to the demonstration of financial performance and the provision of performance measures defined by management within the financial statements. This standard is effective for years beginning on/or after January 1, 2027. The Company is evaluating the impacts on its Financial Statements of adopting this standard.

- Issuance of IFRS 19 – Subsidiaries without Public Accountability: Disclosures. Establishes simplified disclosures requirements for consolidated or individual financial statements of entities eligible for the application of this standard. These rules are effective for fiscal years beginning on/or after January 1, 2027. The Company does not expect material impacts on its Financial Statements.

- Amendment to IFRS 9 and IFRS 7 – Amendments to the classification and measurement of financial instruments. It clarifies aspects related to the classification and measurement of financial instruments. This amendment to the standards is effective for years beginning on/or after January 1, 2026. The Company is evaluating the impacts on its Financial Statements of adopting these standards.

- Amendment to IFRS 9 and IFRS 7 – Contracts that refer to electricity dependent on nature. Clarifies aspects related to the application and disclosure of purchase and sale contracts exposed to variations in electricity generation dependent on uncontrollable natural conditions and related financial instruments. This amendment to the standards is effective for fiscal years beginning on or after January 1, 2026. The Company does not expect significant impacts on its Financial Statements.

- Annual improvements to IFRS Accounting Standards. It applies amendments to IFRS 1, addressing first-adoption aspects related to hedge accounting; IFRS 7, covering aspects of gain and loss on the reversal of a financial instrument, credit risk disclosures, and the difference between fair value and transaction price; IFRS 9, addressing aspects related to the reversal of leasing liabilities and transaction price; IFRS 10, addressing the determination of the “de facto agent” and IAS 7, addressing aspects related to the cost method. These amendments are effective for years beginning on/or after January 1, 2026. The Company does not expect material impacts on its Financial Statements.

- Amendment to IAS 12 – Income Tax. Clarifies aspects related to the recognition and disclosure of deferred tax assets and liabilities related to Pillar Two rules published by the Organization for Economic Cooperation and Development (OECD). This amendment to the standard is effective for fiscal years beginning on or after January 1, 2024 for Spain, Hungary and Canada. Brazil began adopting Pillar Two rules by creating a CSLL Additional to be calculated based on the universe of Brazilian companies (QDMTT) through the publication of Law 15,079/23 applicable as of calendar year 2025. It is a fact that in all countries in which the Company has relevant industrial and commercial activities, subsidiaries are taxed at nominal income tax rates above 15%, including in Brazil. Furthermore, there is no expectation for the following years that there will be legislative changes or extraordinary transactions that result in effective tax rates on profits below 15% in the geographies in which the company carries out relevant industrial and commercial activities. Therefore, the Company does not expect significant exposure to the effects of Pillar Two in any of the jurisdictions in which it operates, and consequently, does not expect significant impacts on its Financial Statements regarding the entry into force of this change in the standard.”

- On March 6, 2024, the SEC approved new rules that will require climate-related disclosures by public companies, including evaluation and disclosure of certain climate-related financial metrics in their audited financial statements. These rules are effective for fiscal years beginning on/or after January 1, 2025. On April 4, 2024, the SEC suspended these rules on climate-related disclosures to comply with the court order related to ongoing legal challenges on the matter. The Company continues to monitor updates from the SEC on the matter to assess potential impacts on the Financial Statements.

2.27 — Brazilian Tax Reform

On January 16, 2025, Complementary Law Project (“PLP”) 68/2024 was sanctioned, converted into Complementary Law 214/25, which regulates the Consumption Tax Reform provided for by Constitutional Amendment (“EC”) Nº 132/2023. The new model is based on a VAT divided (“dual VAT”) into two jurisdictions, one federal (Contribution on Goods and Services - CBS), which will replace PIS and COFINS, and one sub-national (Tax on Goods and Services - IBS), which will replace ICMS and ISS taxes. A Selective Tax (“IS”) was also created – under federal jurisdiction, which will be levied on the production, extraction, marketing or import of goods and services that are harmful to health or the environment, under the terms of a complementary law. Although the regulation and establishment of the IBS Management Committee was initially addressed in PLP Nº 108/2024, the second draft regulation of the Reform, which is yet to be considered by the Federal Senate, part of the treatment has already been incorporated into PLP Nº 68/2024, approved as mentioned above, which, among other provisions, determined the establishment, by December 31, 2025, of the aforementioned Committee, responsible for the administration of the aforementioned tax. There will be a transition period from 2026 to 2032, in which the two tax systems – old and new – will coexist. The impacts of the Reform on the calculation of the aforementioned taxes, from the beginning of the transition period, will only be fully known upon completion of the process of regulating the pending issues by complementary law. Consequently, there is no effect of the Reform on the Company’s Financial Statements as of December 31, 2024.

2.28 — Risks of international conflicts

International conflicts may have a material adverse effect on the overall macroeconomic environment, which may include demand for steel and iron ore and prices, as well as increasing energy costs. Both the conflict itself and the sanctions imposed (and further sanctions that may be imposed), as well as potential responses to sanctions, may have further destabilizing effects on financial markets and in certain commodity markets. A conflict may escalate militarily both regionally and globally; any substantial escalation would have a material adverse effect on macroeconomic conditions. In addition, sanctions may remain in place beyond the duration of any military conflict and have a long-lasting impact on the region and globally and may adversely impact the Company’s results of operations and financial condition.

2.29 — Climate Risks

A significant number of scientists, environmentalists, international organizations, regulators and other commentators sustain that global climate change has contributed, and will continue to contribute, to the increasing unpredictability, frequency and severity of natural disasters (including, but not limited to, hurricanes, droughts, tornadoes, freezes, other storms and fires) in certain parts of the world. As a result, several legal and regulatory measures as well as social initiatives have been introduced in numerous countries in an effort to reduce carbon dioxide and other greenhouse gas (GHG) emissions and combat global climate change. Such reductions in GHG emissions could result in increased energy, transportation and raw material costs and may require us to make additional investments in facilities and equipment. Although we cannot predict the impact of changing global climate conditions without certain assumptions, or of legal, regulatory and social responses to concerns about global climate change, any such occurrences may negatively affect our business, financial condition, results of operations and cash flows.